Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax asset
	December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$35,437	—
Organizational costs/Startup expenses	746,437	$—
Total deferred tax asset	781,874	—
Valuation allowance	(781,874)	—
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision
	Year Ended December 31, 2021	Period from November 5, 2020 (Inception) through December 31, 2020
Federal
Current	$—	$—
Deferred	(781,874)	—

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	781,874	—
Income tax provision	$—	$—

Schedule of federal income tax rate to the company’s effective tax rate
	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
Deferred tax liability change in rate
Compensation expense	6.0%	—
Change in fair value of public warrant liability	(42.3)%	—
Transaction costs	2.9%	—
Change in valuation allowance	12.4%	—
Income tax provision	0.0%	21.0%